ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Detail Textuals)	12 Months Ended
Nov. 30, 2018 CAD ($) shares
Accounts Payable And Accrued Liabilities [Abstract]
Stock issued during period, shares, issued for settlement of accounts payable | shares	81,937
Stock issued during period, value, issued for settlement of accounts payable	$ 449,291
Amount of accounts payable settlement	595,045
Gain on debt settlements	$ 145,764